[LOGO] AMERICAN EAGLE FUNDS



                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)





                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND
                      AMERICAN EAGLE LARGE-CAP GROWTH FUND




                                   PROSPECTUS


                                DECEMBER 29, 2000








     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The American Eagle Capital Appreciation Fund (Capital Appreciation Fund), American Eagle Twenty Fund (Twenty Fund) and American Eagle Large-Cap Growth Fund (Large-Cap Growth Fund) are professionally managed mutual funds. An investor in any fund becomes a "shareholder" of that fund.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each fund's investment objective is capital appreciation. A fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any fund will meet its investment objective.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

     The funds' investment adviser seeks to invest in stocks of the fastest growing American companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the funds' investment adviser will manage each of the funds as follows:

     * CAPITAL APPRECIATION FUND maintains a core portfolio of 30 to 50 stocks of primarily American growth companies, without regard to their size. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     * TWENTY FUND maintains a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     * LARGE-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily large American growth companies. These include companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $14.1 billion and range from approximately $1.6 billion. up). However, the fund may also invest in companies with market capitalizations that fall outside this range. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. SOME OF THE MORE IMPORTANT RISKS OF EACH FUND, AND A BRIEF DESCRIPTION OF THESE RISKS, ARE PROVIDED BELOW.

     CAPITAL APPRECIATION FUND AND TWENTY FUND

     *    General investment risk

     *    Risk of owning equity securities

     *    Risk of owning stocks of smaller and medium-sized companies

     *    Risk of being a "non-diversified" fund

     *    Risk of employing "leverage"

     * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income

     *    Risk of selling securities short

     LARGE-CAP GROWTH FUND

     *    General investment risk

     *    Risk of owning equity securities

     *    Risk of being a "non-diversified" fund

     *    Risk of employing "leverage"

     * Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income

     *    Risk of selling securities short

     * GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a fund's portfolio could also decrease if the securities markets go down. If the value of a fund's portfolio decreases, a fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any fund is that its NAV could go down, and you could lose money.

     * RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each fund, tend to be more volatile than other investment choices. As a result, each fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices.

     * RISK OF OWNING SMALLER AND MEDIUM-SIZE COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the funds to greater price volatility. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     * RISK OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. The successful use of options and futures contracts depends on the ability of the funds' investment adviser to correctly forecast the market. In the case of an incorrect market forecast, the use of options and futures contracts will reduce or eliminate gains or subject a fund to increased risk of loss. In addition, to the extent that a fund uses options and futures contracts to attempt to generate additional income, the fund may be exposed to risks similar to the use of leverage which may cause the fund to incur substantial losses.

     * RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of issuers than a diversified fund. As a result, a single security's fluctuation in value may have a greater impact on a fund's NAV and total return.

     * RISK OF EMPLOYING "LEVERAGE." Leverage increases a fund's market exposure and its risk of loss. When a fund is "leveraged" and its investments fluctuate in value, the fund's NAV will normally fluctuate more than if it had not been leveraged. In addition, the interest the fund must pay on borrowed money will reduce any gains or increase any losses.

     * RISK OF SELLING SECURITIES SHORT. The fund will lose money if a security sold short increases in price between the date of the sale and the date on which the fund "closes out" the short position. The fund's risk of loss also increases if the fund is not able to "close out" the short position at any particular time or at an acceptable price.


WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

     The funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the funds.


HOW HAVE THE FUNDS PERFORMED OVER TIME?

     No performance information is provided for the funds since the Capital Appreciation Fund and Twenty Fund do not have a full calendar year of investment history and Large-Cap Growth Fund, as a new fund, has no investment history.


                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold fund shares.

                                                                CAPITAL
                                                              APPRECIATION                  LARGE-CAP
                                                                  FUND       TWENTY FUND   GROWTH FUND
                                                              ------------   -----------   -----------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price) .....................        None           None          None
Maximum Deferred Sales Charge (Load)
 (as a percentage of purchase price or redemption
 proceeds, whichever is lower) ...........................
Redemption Fee ...........................................        None*          None*         None*

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees ..........................................        1.30%          1.30%         1.30%
Distribution and/or Service (12b-1) Fees .................        None           None          None
Other Expenses ...........................................        1.29%**        1.59%**       1.36%**
                                                                  ----           ----          ----
Total Annual Fund Operating Expenses .....................        2.59%          2.89%         2.66%

------------------
  *If you request that the proceeds of any sale of your shares be sent to you by wire transfer, the fund's transfer agent will charge you a $12.50 wire fee.

  *Based on estimated amounts for fiscal year 2000.

***Based on estimated amounts for fiscal year 2001.

EXAMPLE: We provide this example to help you compare the cost of investing in fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each fund's shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR     3 YEARS
                                                               ------     -------
   Capital Appreciation Fund ..............................     $262       $805
   Twenty Fund ............................................     $292       $895
   Large-Cap Growth Fund ..................................     $269       $826

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

     Each fund's investment objective is long-term capital appreciation. As with any mutual fund, the funds cannot assure you that their investment objective will be achieved. Generation of current income is not an objective. The funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the funds.

     A fund may not change its investment objective without the approval of the fund's shareholders.


PRINCIPAL INVESTMENT STRATEGIES

     In pursuing its investment objective, each fund employs its own principal investment strategy and policies. An investment in each fund, therefore, involves different principal risks.

     * CAPITAL APPRECIATION FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the fund emphasizes a core portfolio of 30 to 50 stocks of primarily American growth companies, without regard to their size. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     * TWENTY FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     * LARGE-CAP GROWTH FUND is a non-diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily large American growth companies. These include the companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $14.1 billion and range from approximately $1.6 billion up). However, the fund may also invest in companies with market capitalizations that fall outside this range. In normal market conditions, the fund will invest at least 65% of its portfolio in stock of such companies. The fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the fund's investment adviser believes that market conditions make it advisable to do so. In addition, the fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each fund's investment adviser, seeks to invest in stocks of the fastest growing American companies. In normal market conditions, at least 65% of each fund's assets must be invested in equity investments. For each of the funds, the investment adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The investment adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The investment adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends.

     A fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when the investment adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities.

In other words, the funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have done if they had remained more fully invested in stocks.

     The funds generally intend to purchase securities for long-term investment. However, a fund may also purchase securities in anticipation of relatively short-term gains. In addition, each fund, to a limited extent, may sell securities short, which are short-term transactions. Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. The investment adviser makes changes in each fund's portfolio whenever the investment adviser believes such changes are desirable.

     A fund's "portfolio turnover rate" measures the degree of change in the makeup of the fund's investment portfolio. A smaller, more rapidly growing fund (such as the funds) generally will experience higher portfolio turnover. In addition, options and futures contracts (which each fund may employ to protect against declines in market prices and to pursue additional income) typically produce higher portfolio turnover rates. Each fund's portfolio turnover rate has been or is expected to be quite high from time to time. High portfolio turnover rates may subject the funds to additional transaction costs and may also result in faster realization of taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains or increase losses in a fund's performance.

     Each fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of such restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.


OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a fund's portfolio could also decrease if the stock market goes down. If the value of a fund's portfolio decreases, a fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the funds may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the fund's total assets.

     MARKET SECTOR CONCENTRATION. Each fund may invest more than 25% of its assets in one or more market sectors, for example, the technology sector, but may not invest more than 25% of its assets in any single industry. A market sector may be made up of companies in a number of related industries. When a fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the fund's performance than if it had not concentrated in that sector.

PRINCIPAL RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM-SIZE COMPANIES. Capital Appreciation Fund and Twenty Fund may from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Each of the funds may also from time to time invest a substantial portion of their assets in securities issued by medium-size companies. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     BORROWING AND LEVERAGE. Each fund engages in the practice known as "leverage" when it borrows money on an opportunistic basis to invest in additional portfolio securities. Leverage increases such fund's market exposure and risk. When a fund is "leveraged" and its investments fluctuate in value, the fund's net asset value will normally fluctuate more than if it had not leveraged its assets. In addition, the interest the fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the investment adviser's ability to predict market movements correctly. The amount of money borrowed by a fund for leverage may not exceed one-third of the fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each fund may buy and sell call and put options and futures contracts and related options to attempt to hedge or protect against changes in the prices of portfolio opportunities. Each fund may also employ such techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the funds will be able to utilize them effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a fund purchases a put option on a security, the fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If the fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Each fund also may write "covered" call options, giving such funds the obligation to sell to the option buyer the underlying security at a specified price at any time during the term of the option. The call option is "covered" because the fund must own or have the right to acquire the security underlying the option.

     If a fund sells a financial "futures" contract on an index, the fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a fund buys a financial futures contract on an index, the fund becomes obligated to take delivery of the value of the index at a specific future time at a specific price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on the investment adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities the investment adviser is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a fund's potential inability to close out futures contracts or options positions. Each fund will enter into options or futures contracts transactions only if the investment adviser believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a fund expires without being exercised, the fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Each fund may use futures contracts and related options on an opportunistic basis to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISK SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, a fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Short sales are transactions in which a fund sells a security it does not own in anticipation of a decline in the market value of that security. When a security is sold "short," the fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the borrowed security goes down between the sale date and the scheduled replacement date, the fund makes a profit. If the value of the security goes up between such dates, the fund incurs a loss. A security is sold short "against the box" if the fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A fund will sell securities short against the box to protect against declines in the value of the fund's portfolio securities.

     There is no guarantee that the fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities. A Fund may not sell securities short (other than against the box) if, immediately after the sale, the value of all securities sold short (other than against the box) by the fund exceeds 25% of the fund's total assets. In addition, each fund limits short sales of any one issuer's securities to 5% of the fund's total assets and to 5% of any one class of the issuer's securities.

                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each fund's investment adviser and, as such, is responsible for managing each fund's investment portfolio.

     The investment adviser employs a team approach in managing the funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of the investment adviser), Marcus E. Jundt (Vice Chairman of the investment adviser) and Paul W. Bottum.

     * JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the investment adviser. He has served as Chairman of the Board of American Eagle Funds, Inc. since 1999, Jundt Funds, Inc. since 1995, and The Jundt Growth Fund, Inc. since 1991. Mr. Jundt has approximately 36 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each fund's distributor.

     * MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of the investment adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as President of American Eagle Funds, Inc., Jundt Funds, Inc. and The Jundt Growth Fund, Inc. since 1999, and has been the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Jundt Funds, Inc. since 1995 and The Jundt Growth Fund, Inc. since 1992. Mr. Jundt has approximately 13 years of investment and related experience. Mr. Jundt also serves as a director of a private company.

     * PAUL W. BOTTUM, has been a portfolio manager with the investment adviser since March 2000 as well as an analyst with the investment adviser since August 1999. From March 1998 to December 1998, he was Vice President of Sales with cMore Medical, Inc. From July, 1995 to February, 1998, he was the Director of Marketing with Spine-Tech, Inc. From October, 1991 to June, 1995, he was a project manager with Scimed Life Systems. He graduated in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration from the University of Wisconsin. Mr. Bottum graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Each fund pays the investment adviser advisory fees of 1.30% per year of the fund's average daily net assets.

     Each fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES

GENERAL INFORMATION

     You may purchase fund shares on any day the New York Stock Exchange (NYSE) is open for business (generally, every week day other than customary national holidays).

     DETERMINATION OF NAV. If you purchase fund shares, you pay the next-determined net asset value (NAV) of such shares after your order is received. NAV generally is calculated once daily as of 15 minutes after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the fund's assets, minus its portion of the fund's liabilities. The most significant asset of each fund is the fund's investments. Each fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase fund shares from the funds' distributor, U.S. Growth Investments (by contacting the funds by mail or phone, as set forth below).

     * PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable fund, to: The American Eagle Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or The American Eagle Funds, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

     * PURCHASES BY TELEPHONE. Call 1-800-335-0333 to obtain an account number and instructions (including instructions for wire transferring your investment to the fund's bank account). You must then promptly complete the attached application and mail it to the fund (at the address set forth under "Purchases By Mail").

     You may also open an account with and purchase fund shares from firms that have selling agreements with U.S. Growth Investments. You may be charged an additional fee at the time you purchase or redeem fund shares through a broker or agent. U.S. Growth Investments currently imposes no such fees (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each fund's Automatic Investment Plan. For additional information, call your broker or the funds.

     RETIREMENT INVESTING. You may establish a fund account as an Individual Retirement Account (IRA). You also may be able to purchase fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the funds for more information and application forms.

                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your fund shares on any business day at their next-determined NAV after receipt of your redemption request. The funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment will be delayed (for up to 15 days) to permit your check to clear. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the fund notifies you in writing, the fund may close your account and mail you a check for your account balance.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     *    you request to redeem more than $50,000 worth of shares;

     * you have changed your account registration or address within the last 30 days;

     * you request the check be mailed to a different address than the one on your account;

     * you request the check be made payable to someone other than the account owner; or

     * you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your fund shares for shares of equal value of another fund. The minimum amount which you may exchange is $1,000. The funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem by calling the funds at 1-800-335-0333. You must have completed the relevant section of your account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The funds' transfer agent charges a $12.50 fee for wire transfers.

     Your broker may allow you to effect an expedited redemption of fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the funds for additional information.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Substantially all of each fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional fund shares. If you do not indicate a choice, your distributions will be reinvested in additional fund shares.


TAXES

     Distributions from a fund to you are taxable (unless you are exempt from taxes). Distributions to you from the fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your fund shares. Although the investment adviser will endeavor to have as great a portion as possible of each fund's distributions qualify as long-term capital gains, the composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a fund's dividends may qualify for the dividends received deduction for corporations. A fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.


"BUYING A DISTRIBUTION"

     On the date of a distribution by a fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a fund on or shortly before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              AMERICAN EAGLE FUNDS
                              PURCHASE APPLICATION

[LOGO] AMERICAN       Mail To:  American Eagle Funds
      EAGLE FUNDS               c/o Firstar Mutual Fund Services, LLC
                                PO Box 701
                                Milwaukee, WI 53201-0701

                      Overnight
                      Express Mail To:  American Eagle Funds
                                        c/o Firstar Mutual Fund Services, LLC
                                        615 E. Michigan St., 3rd Floor
                                        Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for American Eagle Funds sponsored IRA or SEP IRA accounts. For any additional information please call American Eagle Funds at 1-800-335-0333.
--------------------------------------------------------------------------------
A. INVESTMENT CHOICES
[ ] By check: Please make check payable to the American Eagle Funds. Amount
              $ __________ ($1,000 minimum)
[ ] By wire:  Call 1-800-335-0333. Indicate total amount and date of wire
              $ __________  Date ____________

                                                                               DISTRIBUTION OPTIONS

                                             INITIAL     CAPITAL GAINS   CAPITAL GAINS                          DIVIDEND REINVESTED
                                            INVESTMENT    & DIVIDENDS     REINVESTED &      CAPITAL GAINS AND     & CAPITAL GAINS
                                              AMOUNT      REINVESTED   DIVIDENDS IN CASH*   DIVIDENDS IN CASH*      PAID TO CASH
                                           ----------- ---------------------------------------------------------------------------
[ ] American Eagle Capital      (157-157)  $ _________       [ ]               [ ]                 [ ]                    [ ]
    Appreciation Fund

[ ] American Eagle Twenty Fund  (157-158)  $ _________       [ ]               [ ]                 [ ]                    [ ]

[ ] American Eagle Large-Cap    (157-159)  $ _________       [ ]               [ ]                 [ ]                    [ ]
    Growth Fund

*Unless otherwise indicated, cash distributions will be mailed to the address in Section C

--------------------------------------------------------------------------------
B. REGISTRATION

[ ] Individual

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #        BIRTHDATE (Mo/Dy/Yr)

[ ] Joint Owner

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #        BIRTHDATE (Mo/Dy/Yr)

*Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[ ] Gift to Minors

--------------------------------------------------------------------------------
CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)    MI      LAST NAME

--------------------------------------------------------------------------------
MINOR'S FIRST NAME (ONLY ONE PERMITTED)        MI      LAST NAME

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)      STATE OF RESIDENCE

[ ] Corporation/Trust**

--------------------------------------------------------------------------------
NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[ ] Partnership*

--------------------------------------------------------------------------------
NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[ ] Other Entity*

--------------------------------------------------------------------------------
SOCIAL SECURITY #/TAX ID#                 DATE OF AGREEMENT (Mo/Dy/Yr)

 *Additional documentation and certification may be requested.
**Corporate Resolution is required.

--------------------------------------------------------------------------------
C. MAILING ADDRESS

--------------------------------------------------------------------------------
STREET                                                   APT/SUITE

--------------------------------------------------------------------------------
CITY                               STATE                 ZIP

--------------------------------------------------------------------------------
DAYTIME PHONE #                    EVENING PHONE #

[ ] Duplicate Confirmation to:

--------------------------------------------------------------------------------
FIRST NAME                           M.I.            LAST NAME

--------------------------------------------------------------------------------
STREET                                               APT/SUITE

--------------------------------------------------------------------------------
CITY                                 STATE           ZIP

--------------------------------------------------------------------------------
D. TELEPHONE OPTIONS

Your signed Application must be received at least 15 business days prior to initial transaction.

To ensure proper debiting/crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

[ ] TELEPHONE REDEMPTION.
    [ ] Check to address shown on your account
    [ ] Via federal wire to your bank account below ($15.00 charge for each wire transfer)
    [ ] Via EFT, at no charge, to your bank account below (funds are typically credited within two days after redemption)

[ ] TELEPHONE PURCHASE (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $50.00) Complete bank account information below.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

[2970] M  12/99

--------------------------------------------------------------------------------
E. AUTOMATIC INVESTMENT PLAN

Your signed Application must be received at least 15 business days prior to initial transaction.

Please start my Automatic Investment Plan beginning on __________ of ________.
                                                          MONTH        YEAR

I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for the American Eagle Funds to automatically transfer funds from the following bank account into the Funds listed below. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER              SIGNATURE OF JOINT OWNER
--------------------------------------------------------------------------------
An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

Day of Month to Invest _______________________

--------------------------------------------------------------------------------
FUND NAME                                    ACCOUNT (MINIMUM OF $50)

--------------------------------------------------------------------------------
FUND NAME                                    ACCOUNT (MINIMUM OF $50)

--------------------------------------------------------------------------------
FUND NAME                                    ACCOUNT (MINIMUM OF $50)

--------------------------------------------------------------------------------
F. SYSTEMATIC WITHDRAWALS

I would like to withdraw from the American Eagle Funds $_________ ($100 minimum, $10,000 account value minimum) as follows:

[ ] I would like to have payments made to me on or about the __________ day of each month, or
[ ] I would like to have payments made to me on or about the __________ day of the months that I have circled below:

    Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

[ ] To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section C if this box is not checked.)

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

TO ENSURE PROPER CREDITING OF YOUR BANK ACCOUNT, PLEASE ATTACH A VOIDED CHECK OR A DEPOSIT SLIP.

--------------------------------------------------------------------------------
G. SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE

I have received and read the Prospectus for the American Eagle Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

By selecting the options in Section D, E, F, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
DATE (Mo/Dy/Yr)                            SIGNATURE OF OWNER*

--------------------------------------------------------------------------------
DATE (Mo/Dy/Yr)                            SIGNATURE OF OWNER, if any

*If shares are to be registered in (1) joint names, both persons should sign,
 (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

--------------------------------------------------------------------------------
PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

                    FIRMS THAT PROVIDE SERVICES TO THE FUNDS



                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                    CUSTODIAN
                               Firstar Bank, N.A.
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                          Minneapolis, Minnesota 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The funds' annual and semi-annual shareholder reports include additional information about each fund's investments and about market conditions and investment strategies that significantly affected each fund's performance during the covered period. The funds' Statement of Additional Information contains further information about each fund and is incorporated into this Prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the funds' most recent annual and semi-annual shareholder report or the funds' current Statement of Additional Information by:

     *    CALLING THE FUNDS at 1-800-335-0333; or

     * WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-420-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

THE FUNDS ...............................................................     2
RISK/RETURN SUMMARY .....................................................     2
FEES AND EXPENSES .......................................................     4
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ..............................     5
MANAGEMENT OF THE FUNDS .................................................     9
HOW TO BUY FUND SHARES ..................................................    10
HOW TO SELL YOUR FUND SHARES ............................................    11
DISTRIBUTIONS AND TAXES .................................................    12
FIRMS THAT PROVIDE SERVICES TO THE FUNDS ................................    13
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................    14

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 29, 2000 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File No. 811-09699.


                                       14